Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (FaceBank Group, Inc. Pre-Merger) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total			92,139,470	1,281,398
Common Stock Purchase Warrants [Member]
Total			9,538,533	200,007
Series D Convertible Preferred Stock Shares [Member]
Total				455,233
Stock Options [Member]
Total			17,952,213	16,667
Convertible Notes Variable Settlement Feature [Member]
Total				609,491
FaceBank Group, Inc Pre-Merger [Member]
Total	983,785	794,177			868,609	15,212,917
FaceBank Group, Inc Pre-Merger [Member] | Common Stock Purchase Warrants [Member]
Total	200,007	200,007			200,007	7
FaceBank Group, Inc Pre-Merger [Member] | Series D Convertible Preferred Stock Shares [Member]
Total	456,000
FaceBank Group, Inc Pre-Merger [Member] | Stock Options [Member]
Total	16,667	16,667			16,667	16,667
FaceBank Group, Inc Pre-Merger [Member] | Convertible Notes Variable Settlement Feature [Member]
Total	311,111	577,503			190,096	196,243